Subsequent events (Details)		12 Months Ended
	Jan. 13, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 13, 2023 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowings				$ 4,827,175
Debt repayment		$ 4,761,890	$ 1,070,275	$ 838,031
Senior Debt Facility with Beedie Investments
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity	$ 15,000,000
Proceeds from borrowings	12,000,000
Additional borrowing	3,000,000
Threshold draw down amount in tranches	$ 1,000,000
Interest rate	12.50%
Percentage of cash interest	9.50%
Paid in kind interest percent	3.00%
Percentage of standby fee	1.50%
Commitment fee percentage	1.50%
Total number of warrants | shares	7,968,750
Number of shares for each warrant | shares	1
Share price | $ / shares					$ 0.256
Percentage of subsequent advance	17.00%
Warrants exercisable period	7 years
Debt repayment	$ 7,805,497